Summary of principal accounting policies - Capitalized Software Development Cost (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, net	¥ 1,872,419,000		¥ 1,523,809,000
Depreciation and amortization expense	¥ 396,906,000	$ 62,283	343,381,000	¥ 194,157,000
Property, plant and equipment estimated useful lives	three	three
Unamortized amount of capitalized internal use software development costs	¥ 6,642,000		0
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software, net	¥ 14,982,000		¥ 2,939,000